Details of Significant Accounts - Financial liabilities, schedule of financial liabilities at fair value through profit or loss (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Details of Significant Accounts [Abstract]
Warrant liabilities	$ 27	$ 419